Related-Party and Party-in-Interest Transactions (Details) - 401 (k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 12,544,000	$ 8,683,000
Renasant Corporation common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	678,299	627,893
Investment, cost	$ 19,309,039	$ 16,842,515
Dividends	578,846	575,713
Investments purchased	7,706,938	2,760,169
Investments sold	$ 6,389,353	$ 3,544,851